Revenues - Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Service transferred over time [Member]
Disaggregation of Revenue [Line Items]
Services and deliverables transferred over time	$ 19,128,764	$ 2,462,603	$ 22,569,318